REGULATORY MATTERS Net Changes in Regulatory Assets and Liabilities (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Revenue Accruals and Deferrals
Net regulatory liability, beginning balance	$ (35)	$ (1)
Net refund of 2016 revenue deferrals and accruals, including accrued interest	5	15
Net revenue accrual for the three months ended March 31, 2018	8	(17)
Net accrued interest receivable for the three months ended March 31, 2018	1	(2)
Net regulatory liability	$ (21)	$ (35)